Business, Liquidity and Summary of Significant Accounting Policies (Net Income (Loss) Per Share) - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	8,525,000	8,525,000	8,525,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	105,278,102	94,996,882	86,106,777
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	22,160,000	22,160,000